UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        5/04/2002


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           48

Form 13F Information Table Value Total: $         188,803



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109     2232    54500 SH       SOLE                    54500
APPLE COMPUTER INC             COM              037833100     6597   278700 SH       SOLE                   273700              5000
AT&T CORP WIRELESS GROUP       COM              00209A106     8197   915900 SH       SOLE                   905900             10000
AUTODESK INC                   COM                             215     4600 SH       SOLE                     4600
BARRICK GOLD CORP              COM              067901108      284    15300 SH       SOLE                    15300
BURLINGTON RESOURCES           COM              122014103      212     5300 SH       SOLE                     5300
CAMPBELL SOUP CO               COM              134429109     3543   132200 SH       SOLE                   132200
CITRIX SYS INC                 COM              177376100     2200   127300 SH       SOLE                   122300              5000
CONAGRA INC                    COM              205887102     3177   131000 SH       SOLE                   131000
CONOCO INC                     COM              208251504      225     7700 SH       SOLE                     4700              3000
CORNING INC COM                COM              219350105     6453   846800 SH       SOLE                   834800             12000
DEUTSCHE TELEKOM AG ADR        COM              251566105      273    18200 SH       SOLE                    18200
DU PONT E I DE NEMOURS         COM              263534109     8015   170000 SH       SOLE                   170000
FOREST OIL CORP                COM              346091705     2995   101100 SH       SOLE                   101100
GENERAL DYNAMICS CORP          COM              369550108     4838    51500 SH       SOLE                    51500
GENERAL MTRS CORP COM          COM              370442105     8644   143000 SH       SOLE                   141000              2000
GOLDMAN SACHS                  COM              38141G104     4512    50000 SH       SOLE                    50000
HEALTH MANAGEMENT CL A         COM              421933102     3566   172000 SH       SOLE                   172000
HONEYWELL INC COM              COM              438516106     7111   185800 SH       SOLE                   181800              4000
HUMANA INC                     COM              444859102     5607   414400 SH       SOLE                   409400              5000
INTEL CORP.                    COM              458140100     6380   209800 SH       SOLE                   204800              5000
JP MORGAN CHASE                COM              46625H100     4634   130000 SH       SOLE                   130000
KELLOGG CO COM                 COM              487836108     4683   139500 SH       SOLE                   139500
KEY ENERGY GROUP INC           COM                             114    10600 SH       SOLE                    10600
KNIGHT-TRIMARK GROUP INC       COM              499063105      370    51800 SH       SOLE                    51800
LOCKHEED MARTIN CORPORATION    COM              539830109      219     3800 SH       SOLE                     3800
MARATHON OIL CORP.             COM              565849106     2537    88100 SH       SOLE                    85100              3000
MCKESSON HBOC Inc              COM              58155Q103     6243   166800 SH       SOLE                   166800
MERCK & CO INC COM             COM              589331107     7082   123000 SH       SOLE                   123000
MORGAN STANLEY DEAN WITTER DIS COM              617446448     5232    91300 SH       SOLE                    91300
MOTOROLA INC COM               COM              620076109     1704   120000 SH       SOLE                   120000
NEWMONT MINING CORP            COM              651639106     7075   255500 SH       SOLE                   251000              4500
NEXTEL COMMUNICATIONS          COM              65332V103     4414   820400 SH       SOLE                   820400
OXFORD HEALTH PLANS INC        COM              691471106     2445    58500 SH       SOLE                    58500
PLACER DOME                    COM              725906101      307    25100 SH       SOLE                    18100              7000
RAYTHEON CO                    COM              755111507     9130   222400 SH       SOLE                   219400              3000
REUTERS GROUP PLC ADR          COM              76132M102      217     4600 SH       SOLE                     2600              2000
SARA LEE CORP                  COM              803111103     1578    76000 SH       SOLE                    76000
SOLECTRON CORP COM             COM              834182107     2754   353100 SH       SOLE                   345100              8000
SPRINT PCS GROUP               COM              852061506     6877   668300 SH       SOLE                   668300
STILLWATER MINING CO           COM              86074q102      236    12500 SH       SOLE                    12500
SUN MICROSYSTEMS               COM              866810104     7890   894600 SH       SOLE                   882600             12000
SUNOCO INC.                    COM              86764p109     6186   154600 SH       SOLE                   152900              1700
TESORO PETROLEUM CORP          COM              881609101     6921   492600 SH       SOLE                   488100              4500
TEXAS INSTRUMENTS              COM              882508104     4495   135800 SH       SOLE                   133000              2800
TRANSOCEAN SEDCO FOREX INC     COM              G90078109     3988   120000 SH       SOLE                   120000
TRW INC                        COM              872649108      252     4900 SH       SOLE                     4900
YAHOO! INC                     COM              984332106     5945   321900 SH       SOLE                   316900              5000